Finance income (costs), net (Details) - Revolving credit facility € in Millions	Dec. 31, 2025 EUR (€)
Finance income (costs), net
Notional amount	€ 100.0
Credit line utilized in the form of guarantees	9.4
Credit line utilized, including amounts for guarantees	€ 19.4